UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08573

Name of Fund: BlackRock MuniHoldings California Insured Fund, Inc. (MUC)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
MuniHoldings California Insured Fund, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2010

Date of reporting period: 04/30/2010

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2010 (Unaudited)

BlackRock MuniHoldings California Insured Fund, Inc. (MUC)

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
California — 122.6%
Corporate — 3.5%
City of Chula Vista California, Refunding
RB, San Diego Gas & Electric,
Series A, 5.88%, 2/15/34	$ 2,435	$ 2,684,247
University of California, RB, Limited
Project, Series B (AGM), 5.00%,
5/15/33	17,400	17,660,130
		20,344,377
County/City/Special District/School District — 52.4%
Alameda County Joint Powers Authority,
Refunding RB, Lease (AGM), 5.00%,
12/01/34	13,150	13,483,089
Bonita Unified School District, California,
GO, Election of 2004, Series B:
(BHAC), 5.00%, 8/01/31	5,000	5,134,650
(NPFGC), 5.00%, 8/01/29	8,350	8,583,967
Central Unified School District, GO,
Election of 2008, Series A (AGC),
5.63%, 8/01/33	2,600	2,786,628
City of Garden Grove California, COP,
Series A, Financing Project (AMBAC),
5.50%, 3/01/26	4,040	4,237,879
City of Lodi California, COP, Refunding,
Series A (AGM), 5.00%, 10/01/32	2,030	2,039,906
City of Redding California, COP,
Refunding, Series A (AGM), 5.00%,
6/01/30	5,000	5,099,750
Colton Joint Unified School District, GO,
Series A (NPFGC), 5.38%, 8/01/26	2,500	2,659,175
Corona Department of Water & Power,
COP (NPFGC), 5.00%, 9/01/29	5,910	5,978,556
Corona-Norca Unified School District
California, GO, Election of 2006,
Series A (AGM), 5.00%, 8/01/31	5,000	5,087,850
County of Kern California, COP, Capital
Improvements Projects, Series A
(AGC), 6.00%, 8/01/35	3,500	3,881,430
County of San Joaquin California, COP,
Refunding, County Administration
Building (NPFGC), 5.00%, 11/15/30	3,730	3,590,871
Covina-Valley Unified School District,
California, GO, Refunding, Series A
(AGM), 5.50%, 8/01/26	2,395	2,538,125

	Par
Municipal Bonds	(000)	Value
California (continued)
County/City/Special District/School District (continued)
Culver City Redevelopment Finance
Authority, California, Tax Allocation
Bonds, Refunding, Series A (AGM),
5.60%, 11/01/25	$ 3,750	$ 3,833,212
Desert Community College District,
California, GO, Series C (AGM), 5.00%,
8/01/37	16,530	16,769,685
East Side Union High School District-
Santa Clara County California, GO,
CAB, Election of 2002, Series E
(Syncora), 5.12%, 8/01/28 (a)	11,000	3,533,090
Fullerton Joint Union High School
District, California, GO, Election of
2002, Series B (NPFGC), 5.00%,
8/01/29	5,200	5,322,512
Hemet Unified School District,
California, GO, Election of 2006,
Series B (AGC), 5.13%, 8/01/37	4,500	4,586,085
Los Angeles Community Redevelopment
Agency, California, RB, Bunker Hill
Project, Series A (AGM), 5.00%,
12/01/27	10,000	10,113,800
Los Angeles County Metropolitan
Transportation Authority, Refunding
RB, Proposition A, First Tier, Senior
Series A (AMBAC), 5.00%, 7/01/35	9,000	9,309,780
Los Angeles Unified School District
California, GO, Election of 2004,
Series H (AGM), 5.00%, 7/01/32	2,250	2,294,663
Los Gatos Union School District,
California, GO, Election of 2001,
Series B (AGM), 5.00%, 8/01/30	2,735	2,778,240
Marysville Joint Unified School District,
California, GO, Election of 2008 (AGC),
5.13%, 8/01/34	6,915	7,060,077
Merced Community College District,
California, GO, School Facilities
Improvement District No. 1 (NPFGC),
5.00%, 8/01/31	6,340	6,359,781
Ohlone Community College District, GO,
Ohlone, Series B (AGM), 5.00%,
8/01/30	5,000	5,122,500
Port of Oakland, Refunding RB, Series
M, AMT (NPFGC), 5.38%, 11/01/27	22,465	22,003,794

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.	COP	Certificates of Participation
AGM	Assured Guaranty Municipal Corp.	GO	General Obligation Bonds
AMBAC	American Municipal Bond Assurance Corp.	HFA	Housing Finance Agency
AMT	Alternative Minimum Tax (subject to)	NPFGC	National Public Finance Guarantee Corp.
BHAC	Berkshire Hathaway Assurance Corp.	RB	Revenue Bonds
CAB	Capital Appreciation Bonds	S/F	Single-Family

BLACKROCK MUNIHOLDINGS CALIFORNIA INSURED FUND, INC.

APRIL 30, 2010

1

Schedule of Investments (continued)

BlackRock MuniHoldings California Insured Fund, Inc. (MUC)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
California (continued)
County/City/Special District/School District (continued)
Poway Unified School District, Special
Tax Bonds (AMBAC), 5.00%, 9/15/31 $	8,590	$ 8,401,879
Redlands Unified School District,
California, GO, Election of 2008
(AGM), 5.25%, 7/01/33	5,000	5,146,850
Redwoods Community College District,
GO, Election of 2004 (NPFGC), 5.00%,
8/01/31	4,630	4,702,274
Riverside Unified School District,
California, GO, Election of 2001,
Series B (NPFGC), 5.00%, 8/01/30	10,735	10,802,845
Saddleback Valley Unified School
District, California, GO (AGM), 5.00%,
8/01/29	4,115	4,209,522
Salinas Union High School District,
California, GO, Election of 2002,
Series B (NPFGC), 5.00%, 6/01/26	3,490	3,565,105
San Bernardino Community College
District, California, GO, Election of
2002, Series C (AGM), 5.00%,
8/01/31	17,770	18,189,905
San Francisco Bay Area Transit
Financing Authority, Refunding RB,
Series A (NPFGC), 5.00%, 7/01/34	2,500	2,544,225
San Francisco Community College
District, California, GO, Election of
2001, Series C (AGM), 5.00%,
6/15/31	4,195	4,321,815
San Jose Evergreen Community College
District, California, GO, Refunding,
CAB, Election of 2004, Series A
(NPFGC), 5.17%, 9/01/24 (a)	10,410	4,954,223
San Jose Financing Authority, Refunding
RB, Civic Center Project, Series B
(AMBAC), 5.00%, 6/01/32	14,800	14,851,652
San Juan Unified School District,
California, GO, Election of 2002
(NPFGC), 5.00%, 8/01/28	4,250	4,324,927
San Mateo County Transportation
District, California, Refunding RB,
Series A (NPFGC), 5.00%, 6/01/29	5,650	5,888,995
Sanger Unified School District,
California, GO, Election of 2006,
Series A (AGM), 5.00%, 8/01/27	7,345	7,620,952
Santa Clara Redevelopment Agency,
California, Tax Allocation Bonds,
Bayshore North Project, Series A
(AMBAC), 5.50%, 6/01/23	10,000	10,049,900
Santa Monica-Malibu Unified School
District, California, GO, Election of
2006, Series A (NPFGC), 5.00%,
8/01/32	5,000	5,090,950

	Par
Municipal Bonds	(000)	Value
California (continued)
County/City/Special District/School District (concluded)
Santa Rosa High School District
California, GO, Election of 2002
(NPFGC), 5.00%, 8/01/28	$ 2,855	$ 2,876,070
Sierra Joint Community College District,
California, GO, Improvement District
No. 2-Western Nevada County
Campus, Series A (NPFGC), 5.00%,
8/01/28	1,550	1,584,999
Snowline Joint Unified School District,
COP, Refunding, Refining Project
(AGC), 5.75%, 9/01/38	5,635	6,230,112
Vista Unified School District, California,
GO, Series B (NPFGC), 5.00%,
8/01/28	2,550	2,594,957
Walnut Valley Unified School District,
California, GO, Election of 2007,
Measure S, Series A (AGM), 5.00%,
2/01/33	2,000	2,046,000
West Contra Costa Unified School
District, California, GO (AGM):
Election of 2002, Series B, 5.00%,
8/01/32	6,690	6,704,986
Election of 2005, Series A, 5.00%,
8/01/26	2,595	2,656,138
Westminster Redevelopment Agency,
California, Tax Allocation Bonds,
Subordinate, Commercial
Redevelopment Project No. 1 (AGC),
6.25%, 11/01/39	4,300	4,900,581
		308,448,957
Education — 9.0%
California State Public Works Board, RB,
University of California, Institute
Project, Series C (AMBAC), 5.00%,
4/01/30	5,000	5,012,750
California State University, RB,
Systemwide, Series A (AGM), 5.00%,
11/01/39	8,450	8,544,386
California State University, Refunding
RB, Systemwide, Series A (AGM),
5.00%, 11/01/29	5,000	5,118,200
Riverside Community College District,
GO, Election of 2004, Series C (AGM),
5.00%, 8/01/32	8,750	8,957,725
University of California, RB, Limited
Project, Series D (AGM):
5.00%, 5/15/37	5,950	6,055,851
5.00%, 5/15/41	8,000	8,104,000
University of California, Refunding RB,
General, Series A (AMBAC), 5.00%,
5/15/27	10,500	10,954,230
		52,747,142

2 BLACKROCK MUNIHOLDINGS CALIFORNIA INSURED FUND, INC.

APRIL 30, 2010

Schedule of Investments (continued)

BlackRock MuniHoldings California Insured Fund, Inc. (MUC)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
California (continued)
Health — 2.5%
ABAG Finance Authority for Nonprofit
Corps, Refunding RB, Sharp
Healthcare, 6.25%, 8/01/39	$ 5,000	$ 5,454,150
California Health Facilities Financing
Authority, Refunding RB, Catholic
Healthcare West, Series A, 6.00%,
7/01/34	3,700	3,980,460
California Statewide Communities
Development Authority, RB, Health
Facility, Memorial Health Services,
Series A, 6.00%, 10/01/23	4,915	5,128,065
		14,562,675
Housing — 0.1%
California HFA, RB, AMT (NPFGC),
Class II:
S/F Mortgage, Series C-2, 5.63%,
8/01/20	155	155,029
Series A1, 6.00%, 8/01/20	160	160,176
		315,205
State — 6.7%
California Community College Financing
Authority, RB, Grossmont-Palomar-
Shasta, Series A (NPFGC), 5.63%,
4/01/26	2,180	2,206,138
California State Public Works Board, RB,
Department of Education, Riverside
Campus Project, Series B, 6.50%,
4/01/34	3,500	3,769,500
California State University, Refunding
RB, Systemwide, Series C (NPFGC),
5.00%, 11/01/28	16,215	16,645,995
State of California, GO, Various Purpose:
6.00%, 3/01/33	5,000	5,503,550
6.50%, 4/01/33	10,000	11,337,700
		39,462,883
Transportation — 12.0%
City of Fresno California, RB, Series B,
AMT (AGM), 5.50%, 7/01/20	4,455	4,491,754
City of San Jose California, Refunding
RB, Series A, AMT (AGM), 5.50%,
3/01/19	5,220	5,606,489
County of Orange California, RB,
Series B, 5.75%, 7/01/34	6,345	6,892,764
County of Sacramento California, RB,
Senior Series B, 5.75%, 7/01/39	2,650	2,849,784
Los Angeles Department of Airports,
Refunding RB, Senior, Los Angeles
International Airport, Series A, 5.00%,
5/15/40	8,770	8,936,279
Port of Oakland, RB, Series K, AMT
(NPFGC), 5.75%, 11/01/29	19,660	19,658,820

	Par
Municipal Bonds	(000)	Value
California (continued)
Transportation (concluded)
San Francisco City & County Airports
Commission, RB:
Second Series, Issue 24A, AMT
(AGM), 5.50%, 5/01/24	$ 6,430	$ 6,495,200
Series E, 6.00%, 5/01/39	9,650	10,584,506
San Francisco City & County Airports
Commission, Refunding RB, Second
Series 34E, AMT (AGM), 5.75%,
5/01/24	5,000	5,316,000
		70,831,596
Utilities — 36.4%
City of Escondido California, COP,
Refunding, Series A (NPFGC), 5.75%,
9/01/24	465	476,230
City of Glendale California, RB (AGC),
5.00%, 2/01/31	5,030	5,189,401
City of Napa California, RB (AMBAC),
5.00%, 5/01/35	9,100	9,310,301
City of Santa Clara California, RB, Sub-
Series A (NPFGC), 5.00%, 7/01/28	6,050	6,095,375
East Bay Municipal Utility District, RB,
Sub-Series A (NPFGC), 5.00%,
6/01/35	11,920	12,330,167
East Bay Municipal Utility District,
Refunding RB, Sub-Series A (AMBAC):
5.00%, 6/01/33	6,545	6,875,064
5.00%, 6/01/37	14,515	15,147,419
Los Angeles Department of Water &
Power, RB, System:
Sub-Series A-1 (AMBAC), 5.00%,
7/01/36	4,610	4,722,714
Sub-Series A-2 (AGM), 5.00%,
7/01/35	7,500	7,695,525
Sub-Series A-2 (AMBAC), 5.00%,
7/01/35	1,150	1,179,981
Metropolitan Water District of Southern
California, RB:
Series A (AGM), 5.00%, 7/01/35	12,870	13,288,918
Series B-1 (NPFGC), 5.00%,
10/01/33	9,000	9,186,570
Oxnard Financing Authority, RB (NPFGC):
Project, 5.00%, 6/01/31	10,000	9,999,600
Redwood Trunk Sewer &
Headworks, Series A, 5.25%,
6/01/34	13,000	13,094,250
Sacramento City Financing Authority
California, Refunding RB (NPFGC),
5.00%, 12/01/29	8,775	8,613,452
Sacramento Municipal Utility District,
RB, Cosumnes Project (NPFGC),
5.13%, 7/01/29	36,760	36,998,940

BLACKROCK MUNIHOLDINGS CALIFORNIA INSURED FUND, INC.

APRIL 30, 2010

3

Schedule of Investments (continued)

BlackRock MuniHoldings California Insured Fund, Inc. (MUC)

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
California (concluded)
Utilities (concluded)
Sacramento Regional County Sanitation
District, RB (NPFGC), 5.00%,
12/01/36	$ 4,500	$ 4,587,255
San Diego County Water Authority, COP,
Refunding, Series A (NPFGC), 5.00%,
5/01/32	10,000	10,130,600
San Francisco City & County Public
Utilities Commission, RB:
Series A (NPFGC), 5.00%,
11/01/32	15,000	15,193,350
Series B, 5.00%, 11/01/30	16,705	17,529,559
Turlock Public Financing Authority
California, RB, Series A (NPFGC),
5.00%, 9/15/33	6,655	6,741,116
		214,385,787
Total Municipal Bonds - 122.6% 721,098,622
Municipal Bonds Transferred to Tender
Option Bond Trusts (b)
California — 29.6%
Corporate — 4.0%
San Francisco Bay Area Rapid Transit
District, Refunding RB, Series A
(NPFGC), 5.00%, 7/01/30	23,100	23,744,028
County/City/Special District/School District — 11.6%
Contra Costa Community College District
California, GO, Election of 2002
(NPFGC), 5.00%, 8/01/28	7,800	8,000,460
Los Angeles Community College District
California, GO, Election of 2008,
Series A, 6.00%, 8/01/33	9,596	10,759,838
Peralta Community College District, GO,
Election of 2000, Series D (AGM),
5.00%, 8/01/35	15,490	15,710,113
Poway Unified School District, GO,
Election of 2002, Improvement
District 02, Series 1-B (AGM), 5.00%,
8/01/30	10,000	10,247,300
San Diego Community College District
California, GO, Election of 2002
(AGM), 5.00%, 5/01/30	12,549	12,917,492
Vista Unified School District California,
GO, Series A (AGM), 5.25%, 8/01/25	10,016	10,467,877
		68,103,080
Education — 8.6%
Chaffey Community College District, GO,
Election of 2002, Series B (NPFGC),
5.00%, 6/01/30	9,905	10,109,645

Municipal Bonds Transferred to Tender	Par
Option Bond Trusts (b)	(000)	Value
California (concluded)
Education (concluded)
Los Angeles Community College District
California, GO, Election of 2003,
Series E (AGM), 5.00%, 8/01/31	$ 11,216	$ 11,481,220
Peralta Community College District, GO,
Peralta Community College (AGM),
5.00%, 8/01/32	6,980	7,145,705
Riverside Community College District,
GO, Election of 2004, Series C
(NPFGC), 5.00%, 8/01/32	8,910	9,083,032
University of California, RB, Series O,
5.75%, 5/15/34	11,190	12,564,020
		50,383,622
Utilities — 5.4%
Los Angeles Department of Water &
Power, RB, Power System, Sub-Series
A-1 (AGM), 5.00%, 7/01/31	4,993	5,155,090
Rancho Water District Financing
Authority, Refunding RB, Series A
(AGM), 5.00%, 8/01/34	5,008	5,123,478
San Diego County Water Authority, COP,
Refunding, Series 2008-A (AGM),
5.00%, 5/01/33	16,740	17,263,292
San Diego County Water Authority, COP,
Series A (AGM), 5.00%, 5/01/31	4,000	4,090,480
		31,632,340
Total Municipal Bonds Transferred to
Tender Option Bond Trusts – 29.6%		173,863,070
Total Long-Term Investments
(Cost – $887,609,801) – 152.2%		894,961,692

4 BLACKROCK MUNIHOLDINGS CALIFORNIA INSURED FUND, INC.

APRIL 30, 2010

Schedule of Investments (concluded)

BlackRock MuniHoldings California Insured Fund, Inc. (MUC)

(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value
CMA California Municipal Money
Fund, 0.04% (c)(d)	17,898,633	$ 17,898,633
Total Short-Term Securities
(Cost – $17,898,633) – 3.0%		17,898,633
Total Investments
(Cost – $905,508,434*) – 155.2%		912,860,325
Other Assets Less Liabilities –4.4%		26,011,685
Liability for Trust Certificates, Including Interest
Expense and Fees Payable – (16.4)%		(96,588,545)
Preferred Shares, at Redemption Value – (43.2)%		(254,021,615)
Net Assets Applicable to Common Shares – 100.0%		$ 588,261,850

* The cost and unrealized appreciation (depreciation) of investments as of

April 30, 2010, as computed for federal income tax purposes, were as

Aggregate follows: cost	$ 809,017,292
Gross unrealized appreciation	$ 14,762,870
Gross unrealized depreciation	(7,422,740)
Net unrealized appreciation	$ 7,340,130

(a) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(b) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financial transaction.
(c) Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
______________________________________________________________________________________________________________________________________________________________________________________________________________

Shares Held		Shares Held
at July 31,	Net	at April 30,
Affiliate 2009 Activity 2010 Income
CMA California
Municipal
Money Fund 20,500,814 (2,602,181) 17,898,633 $3,984
(d) Represents the current yield as of report date.

• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)

• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of April 30, 2010 in determining the fair valuation of the Fund's investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Long-Term
Investments[1]	— $ 894,961,692		— $ 894,961,692
Short-Term
Securities	$ 17,898,633	—	—	17,898,633
Total	$ 17,898,633 $ 894,961,692		— $ 912,860,325

1 See above Schedule of Investments for values in the state.

BLACKROCK MUNIHOLDINGS CALIFORNIA INSURED FUND, INC.

APRIL 30, 2010

5

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings California Insured Fund, Inc.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock MuniHoldings California Insured Fund, Inc.

Date: June 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings California Insured Fund, Inc.

Date: June 28, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings California Insured Fund, Inc.

Date: June 28, 2010